Advances	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
Advances

Note 6. Advances

As of April 30, 2018 and January 31, 2018, we had amounts due under advances of $3,450 at each period. These advances are not collateralized, non-interest bearing and are due on demand.

Note 5. Advances As of January 31, 2018 and 2017, we had amounts due under advances of $3,450 at each period. These advances are not collateralized, non-interest bearing and are due on demand.